Employee Benefit Plans - Change in Benefit Obligations and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Plans Defined Benefit [Member] | U.S.
Change in Benefit Obligation
Benefit obligation at January 1	$ 2,136	$ 3,236
Service cost	79	83	$ 89
Interest cost	79	99	118
Plan participant contributions	0	0
Plan amendments	0	0
Actuarial (gain) loss	278	(44)
Benefits paid	(253)	(507)
Curtailment	0	(4)
Settlement	0	(730)
Recognition of termination benefits	0	3
Foreign currency exchange rate change	0	0
Benefit obligation at December 31	2,319	2,136	3,236
Change in Fair Value of Plan Assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,336	2,541
Actual return on plan assets	273	(112)
Company contributions	235	144
Plan participant contributions	0	0
Defined Benefit Plan Plan Assets Benefits Paid	(253)	(507)
Settlement	0	(730)
Foreign currency exchange rate change	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,591	1,336	2,541
Funded Status	(728)	(800)
Pension Plans Defined Benefit [Member] | Foreign Pension Plans, Defined Benefit [Member]
Change in Benefit Obligation
Benefit obligation at January 1	3,438	3,845
Service cost	69	81	77
Interest cost	97	107	103
Plan participant contributions	2	2
Plan amendments	0	7
Actuarial (gain) loss	387	(259)
Benefits paid	(147)	(143)
Curtailment	(69)	(3)
Settlement	0	0
Recognition of termination benefits	1	0
Foreign currency exchange rate change	102	(199)
Benefit obligation at December 31	3,880	3,438	3,845
Change in Fair Value of Plan Assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	3,358	3,647
Actual return on plan assets	529	(106)
Company contributions	464	156
Plan participant contributions	2	2
Defined Benefit Plan Plan Assets Benefits Paid	(147)	(143)
Settlement	0	0
Foreign currency exchange rate change	100	(198)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	4,306	3,358	3,647
Funded Status	426	(80)
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in Benefit Obligation
Benefit obligation at January 1	218	265
Service cost	1	1	2
Interest cost	8	8	9
Plan participant contributions	20	22
Plan amendments	0	0
Actuarial (gain) loss	27	(10)
Benefits paid	(59)	(67)
Curtailment	0	0
Settlement	0	0
Recognition of termination benefits	0	0
Foreign currency exchange rate change	1	(1)
Benefit obligation at December 31	216	218	265
Change in Fair Value of Plan Assets
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	0	0
Actual return on plan assets	0	0
Company contributions	39	45
Plan participant contributions	20	22
Defined Benefit Plan Plan Assets Benefits Paid	(59)	(67)
Settlement	0	0
Foreign currency exchange rate change	0	0
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	0	0	$ 0
Funded Status	$ (216)	$ (218)